ACQUISITION OF A SUBSIDIARY - Non-controlling interests (Details) - HN&T	Oct. 10, 2022 USD ($)
GENERAL INFORMATION
Percentage of preference shares ownership interest held by shareholders	20.00%
Non-controlling interests recognized at the acquisition date	$ 480,000